Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cik0000012601_SupplementTextBlock
Principal Variable Contracts Funds, Inc.

Supplement dated July 15, 2015
to the Statutory Prospectus dated May 1, 2015
(as supplemented on June 12, 2015)

(Not all Accounts are offered in all variable annuity and variable life contracts)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Bond and Mortgage Securities Account
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY FOR BOND & MORTGAGE SECURITIES ACCOUNT(effective May 1, 2016, this Account will be known as Core Plus Bond Account)
Supplement [Text Block]	cik0000012601_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
The 80% test relating the name of the Bond & Mortgage Securities Account to the Account’s principal investments, as required by Rule 35d-1 under the Investment Company Act of 1940, has been changed below to correspond to the Account’s new name, the Core Plus Bond Account, which will be effective on May 1, 2016. The objective change will take effect on or about August 31, 2015.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	On or about August 31, 2015, the following information replaces the Account’s Objective:

Objective:	The Account seeks to provide current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, capital appreciation.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On May 1, 2016, the following information replaces the first paragraph of the Account’s Principal Investment Strategies:
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities at the time of each purchase. The bonds and other debt securities in which the Account invests include intermediate maturity fixed-income securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's”); securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities; corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2014 was 5.55 years.